UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 91.7%
Administrative and Support Services: 3.1%
3,920	Moody's Corp.	$370,440
Apparel Manufacturing: 3.1%
5,382	Cintas Corp.	379,915
Chemical Manufacturing: 18.6%
3,355	Ashland, Inc.	349,256
4,345	E.I. du Pont de Nemours & Co.	311,797
3,900	Gilead Sciences, Inc. 1	415,155
5,960	Hospira, Inc 1	310,099
2,930	International Flavors & Fragrances, Inc.	280,928
2,945	Mead Johnson Nutrition Co.	283,368
4,935	Merck & Co., Inc.	292,547
		2,243,150
Computer and Electronic Product Manufacturing: 5.6%
8,705	Hewlett-Packard Co.	308,766
3,790	SanDisk Corp.	371,231
		679,997
Food Manufacturing: 2.6%
6,060	Archer-Daniels-Midland Co.	309,666
Health and Personal Care Stores: 2.8%
4,290	CVS Health Corp.	341,441
Insurance Carriers and Related Activities: 5.8%
5,750	American International Group, Inc.	310,615
2,955	Humana, Inc.	385,007
		695,622
Machinery Manufacturing: 2.0%
2,498	Caterpillar, Inc.	247,377
Mining (except Oil and Gas): 2.2%
11,415	Goldcorp, Inc.	262,887
Miscellaneous Manufacturing: 4.9%
2,040	3M Co.	289,027
25,180	Boston Scientific Corp. 1	297,376
		586,403
Other Electronic Component Manufacturing: 2.1%
4,675	TE Connectivity, Ltd.	258,481
Petroleum and Coal Products Manufacturing: 4.2%
5,605	BP PLC - ADR	246,340
2,745	Exxon Mobil Corp.	258,167
		504,507
Primary Metal Manufacturing: 5.3%
4,315	Belden, Inc.	276,246
9,230	United States Steel Corp.	361,539
		637,785
Professional, Scientific and Technical Services: 13.6%
2,660	Amgen, Inc.	373,623
1,595	Baidu, Inc. - ADR 1	348,077
2,405	F5 Networks, Inc 1	285,570
5,610	Open Text Corp.	310,906
3,350	VMware, Inc. - Class A 1	314,364
		1,632,540

Fair Value
Publishing Industries (except Internet): 5.5%
5,300	Check Point Software Technologies, Ltd. 1	$366,972
6,478	Microsoft Corp.	300,320
		667,292
Rail Transportation: 2.7%
2,860	Norfolk Southern Corp.	319,176
Support Activities for Mining: 2.8%
5,155	Halliburton Co.	332,549
Transportation Equipment Manufacturing: 2.3%
2,980	Autoliv, Inc.	273,922
Utilities: 2.5%
3,850	Entergy Corp.	297,721
TOTAL COMMON STOCKS
(Cost $8,957,999)		11,040,871

REAL ESTATE INVESTMENT TRUSTS: 6.8%
2,285	Boston Properties, Inc.	264,512
4,680	Equity Residential	288,194
2,690	Vornado Realty Trust	268,892

TOTAL REAL ESTATE INVESTMENT TRUSTS		821,598
(Cost $841,374)

MONEY MARKET FUNDS: 1.6%
187,907	Fidelity Institutional Money Market Portfolio, 0.04% *	187,907
TOTAL MONEY MARKET FUNDS
(Cost $187,907)		187,907

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $9,987,280)		12,050,376
Liabilities in Excess of Other Assets: (0.1)%		(9,059)
TOTAL NET ASSETS: 100.0%		$12,041,317

ADR American Depositary Receipt
PLC Public Limited Company
1 Non-income producing security.
* Annualized seven-day yield as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$9,987,280
Gross unrealized appreciation		2,320,480
Gross unrealized depreciation		(257,384)
Net unrealized appreciation		$2,063,096

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$11,040,871	$-	$-	$11,040,871
Real Estate Investment Trusts	821,598	-	-	821,598
Short-Term Investments	187,907	-	-	187,907
Total Investments	$12,050,376	$-	$-	$12,050,376

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President

Date November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date November 24, 2014

By (Signature and Title)* /s/ Eric C. Vanandel
                                             Eric C. Vanandel, Treasurer

Date  November 25, 2014

* Print the name and title of each signing officer under his or her signature.